Investment securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	$ 188,866	$ 244,134
Available-for-sale Securities, Twelve Months or Longer, Fair Value	90,533	25,423
Available-for-sale Securities, Fair Value	279,399	269,557
Available-for-sale Securities, Less than Twelve Months, Unrealized Gross Losses	4,114	10,323
Available-for-sale Securities, Twelve Months or Longer, Unrealized Gross Losses	3,493	880
Available-for-sale Securities, Unrealized Gross Losses	7,607	11,203
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	87,077	136,895
Available-for-sale Securities, Twelve Months or Longer, Fair Value	13,334	6,866
Available-for-sale Securities, Fair Value	100,411	143,761
Available-for-sale Securities, Less than Twelve Months, Unrealized Gross Losses	2,513	5,113
Available-for-sale Securities, Twelve Months or Longer, Unrealized Gross Losses	561	503
Available-for-sale Securities, Unrealized Gross Losses	3,074	5,616
Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	101,789	107,239
Available-for-sale Securities, Twelve Months or Longer, Fair Value	77,199	18,557
Available-for-sale Securities, Fair Value	178,988	125,796
Available-for-sale Securities, Less than Twelve Months, Unrealized Gross Losses	1,601	5,210
Available-for-sale Securities, Twelve Months or Longer, Unrealized Gross Losses	2,932	377
Available-for-sale Securities, Unrealized Gross Losses	$ 4,533	$ 5,587